DEBENTURES - Amortization schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
DEBENTURES
Non-current	R$ 4,362,790	R$ 3,790,475
2026
DEBENTURES
Non-current		799,538
2028
DEBENTURES
Non-current	1,496,022
2028/2029
DEBENTURES
Non-current	1,496,222	1,495,447
2029
DEBENTURES
Non-current		R$ 1,495,490
2030 on
DEBENTURES
Non-current	R$ 1,370,546